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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             EnTrust Partners LLC
               ------------------------------------
Address:          650 Madison Avenue
               ------------------------------------
                  New York, NY 10022
               ------------------------------------

Form 13F File Number:  28 - 04371
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard I. Ellenbogen
               ------------------------------------
Title:          Vice President & General Counsel
               ------------------------------------
Phone:          212.888.5209
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                   2/14/00
-------------------------            ------------                   -------
(Signature)                         (City, State)                   (Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------------           ---------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                          ------------

Form 13F Information Table Entry Total:        49
                                          ------------

Form 13F Information Table Value Total:    $  63,645
                                          ------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                              ENTRUST PARTNERS LLC

NAME OF ISSUER                     TITLE OF CLASS      CUSIP        MARKET VALUE
                                                                    * 1000
AMC ENTERTAINMENT INC              COMMON STOCK        001669100               850
AMERICAN STANDARD COMPANIES        COMMON STOCK        029712106               826
APPLIED MICRO CIRCUITS CORP        COMMON STOCK        03822W109               127
ASPECT TELECOMMUNICATIONS CORP     COMMON STOCK        04523710               3517
AT&T CORP LIBERTY MEDIA CORP       COMMON STOCK        001957208              3626
BEA SYSTEMS INC                    COMMON STOCK        073325102              3077
BREAKAWAY SOLUTIONS INC            COMMON STOCK        106372105               204
BROADCOM CORP                      COMMON STOCK        111320107               204
CITIGROUP INC                      COMMON STOCK        172967101              1989
COLUMBIA/HCA HEALTHCARE CORP       COMMON STOCK        197677107               979
CONCENTRIC NETWORK CORP-DEL        COMMON STOCK        20589R107               182
CONEXANT SYSTEMS INC               COMMON STOCK        207142100               159
CRESTLINE CAPITAL CORP             COMMON STOCK        226153104              3063
DIGEX INC DEL                      COMMON STOCK        253756100               103
EPICOR SOFTWARE CORP               COMMON STOCK        29426L108              1217
FINANCIAL PERFORMANCE CORP NE      COMMON STOCK        317630309                75
FINOVA GROUP INC                   COMMON STOCK        317928109              2020
FOX ENTERTAINMENT GROUP INC        COMMON STOCK        35138T107               748
FUTURELINK CORP                    COMMON STOCK        36114Q208               143
GOLDEN STATE BANCORP INC           COMMON STOCK        381197102              1866
INTERLIANT INC                     COMMON STOCK        458742103               338
ION NETWORKS INC                   COMMON STOCK        46205P100              4665
JOHN WILEY & SONS INC CLASS A      COMMON STOCK        968223206              2065
MBNA CORP                          COMMON STOCK        55262L100              2153
NABORS INDUSTRIES INC              COMMON STOCK        629568106              1522
NEON SYSTEM INC                    COMMON STOCK        640509105              1197
PARAMETRIC TECHNOLOGY CORP         COMMON STOCK        699173100              3664
PMC-SIERRA INC                     COMMON STOCK        69344F106               112
PRICE COMMUNICATIONS CORP NEW      COMMON STOCK        741437305               334
REGIS CORP-MINN                    COMMON STOCK        758932107              1180
RURAL CELLULAR CORP                COMMON STOCK        781904107               611
SFX ENTERTAINMENT INC - CL A       COMMON STOCK        784178105              1274
STARWOOD HOTELS & RESORTS          COMMON STOCK        85590A203              4087
***SBS BROADCASTING SA             COMMON STOCK        L8137F102              4260
***SHAW COMMUNICATIONS INC         COMMON STOCK        82028K200              3843
SUIZA FOODS CORP.                  COMMON STOCK        865077101              2564
TELECOMINICAOES BRASILEIRA         COMMON STOCK        879287308              1285
TELESPECTRUM WORLDWIDE INC.        COMMON STOCK        89751U109               784
TRANSWITCH CORP                    COMMON STOCK        894065101               116
US CELLULAR CORP                   COMMON STOCK        911684108               858
USWEB                              COMMON STOCK        917327108               164
VERIO INC                          COMMON STOCK        923433106               393
VITESSE SEMICONDUCTOR CORP         COMMON STOCK        928497106               110
SCM MICROSYSTEMS                   COMMON STOCK        784018103                43
FRUIT OF THE LOOM                  COMMON STOCK        G3682L105               388
NORTH FACE                         COMMON STOCK        659317101               193
SUNRISE TECHNOLOGIES INTL          COMMON STOCK        86769L103               166
SUNRISE TECHNOLOGIES INTL          COMMON STOCK        86769L103                53
XEIKON NV                          COMMON STOCK        984003103               248


                                                                             63645
*** FOREIGN COMPANY


Table Continued...

NAME OF ISSUER                    SHARES/PRN AMT    SH/PRN  PUT/CALL   INVESTMENT  MANAGERS    SOLE    SHARED
                                                                       Discretion
AMC ENTERTAINMENT INC                         98600 SH                 DEFINED                   98600
AMERICAN STANDARD COMPANIES                   18000 SH                 DEFINED                   18000
APPLIED MICRO CIRCUITS CORP                    1000 SH                 DEFINED                    1000
ASPECT TELECOMMUNICATIONS CORP                89900 SH                 DEFINED                   89900
AT&T CORP LIBERTY MEDIA CORP                  63900 SH                 DEFINED                   63900
BEA SYSTEMS INC                               44000 SH                 DEFINED                   44000
BREAKAWAY SOLUTIONS INC                        2800 SH                 DEFINED                    2800
BROADCOM CORP                                   750 SH                 DEFINED                     750
CITIGROUP INC                                 35800 SH                 DEFINED                   35800
COLUMBIA/HCA HEALTHCARE CORP                  33400 SH                 DEFINED                   33400
CONCENTRIC NETWORK CORP-DEL                    5900 SH                 DEFINED                    5900
CONEXANT SYSTEMS INC                           2400 SH                 DEFINED                    2400
CRESTLINE CAPITAL CORP                       148500 SH                 DEFINED                  148500
DIGEX INC DEL                                  1500 SH                 DEFINED                    1500
EPICOR SOFTWARE CORP                         240400 SH                 DEFINED                  240400
FINANCIAL PERFORMANCE CORP NE                  5500 SH                 DEFINED                    5500
FINOVA GROUP INC                             556900 SH                 DEFINED                   56900
FOX ENTERTAINMENT GROUP INC                   30000 SH                 DEFINED                   30000
FUTURELINK CORP                                5500 SH                 DEFINED                    5500
GOLDEN STATE BANCORP INC                     108200 SH                 DEFINED                  108200
INTERLIANT INC                                13000 SH                 DEFINED                   13000
ION NETWORKS INC                             208500 SH                 DEFINED                  208500
JOHN WILEY & SONS INC CLASS A                123300 SH                 DEFINED                  123300
MBNA CORP                                     79000 SH                 DEFINED                   79000
NABORS INDUSTRIES INC                         49200 SH                 DEFINED                   49200
NEON SYSTEM INC                               30500 SH                 DEFINED                   30500
PARAMETRIC TECHNOLOGY CORP                   135400 SH                 DEFINED                  135400
PMC-SIERRA INC                                  700 SH                 DEFINED                     700
PRICE COMMUNICATIONS CORP NEW                 12000 SH                 DEFINED                   12000
REGIS CORP-MINN                               62500 SH                 DEFINED                   62500
RURAL CELLULAR CORP                            6750 SH                 DEFINED                    6750
SFX ENTERTAINMENT INC - CL A                  35200 SH                 DEFINED                   35200
STARWOOD HOTELS & RESORTS                    173900 SH                 DEFINED                  173900
***SBS BROADCASTING SA                        87500 SH                 DEFINED                   87500
***SHAW COMMUNICATIONS INC                   116000 SH                 DEFINED                  116000
SUIZA FOODS CORP.                             64700 SH                 DEFINED                   64700
TELECOMINICAOES BRASILEIRA                    10000 SH                 DEFINED                   10000
TELESPECTRUM WORLDWIDE INC.                  110000 SH                 DEFINED                  110000
TRANSWITCH CORP                                1600 SH                 DEFINED                    1600
US CELLULAR CORP                               8500 SH                 DEFINED                    8500
USWEB                                          3700 SH                 DEFINED                    3700
VERIO INC                                      8500 SH                 DEFINED                    8500
VITESSE SEMICONDUCTOR CORP                     2100 SH                 DEFINED                     110
SCM MICROSYSTEMS                                 40         PUT        DEFINED                      40
FRUIT OF THE LOOM                              1000         PUT        DEFINED                    1000
NORTH FACE                                      550         PUT        DEFINED                     550
SUNRISE TECHNOLOGIES INTL                       250         PUT        DEFINED                     250
SUNRISE TECHNOLOGIES INTL                       100         PUT        DEFINED                     100
XEIKON NV                                       300         PUT        DEFINED                     300



*** FOREIGN COMPANY
